SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 7 - SUBSEQUENT EVENTS

A.
On April 13, 2014, pursuant to the Hadasit Agreement, and pursuant to the December 2013 letter from the Company to Prof. Israeli, the Company issued to Hadasit a warrant to purchase 60,000 shares of its Common Stock at an exercise price of $0.00005 per share.

B.
In addition, on April 13, 2014, pursuant to the Hadasit Agreement, and pursuant to the December 2013 letter from the Company to Prof. Israeli, the Company issued to Prof. Israeli, a warrant to purchase 300,000 shares of its Common Stock at an exercise price of $0.00005 per share.

C.
On April 25, 2014 the Agreement by and among the Company, Prof. Abraham Israeli and Hadasit Medical Research Services and Development Ltd. (“Hadasit”), dated April 13, 2010 and amended December 31, 2011 (as amended, the “Agreement”) was terminated pursuant to notice given by Hadasit and Prof. Israeli, in connection with Prof. Israeli’s resignation from the Company. The Agreement provided terms for Prof. Israeli’s service as the Company’s Clinical Trials Advisor and a member of the Company’s Board of Directors, both of which ceased on April 25, 2014. As a result of the termination of the Agreement Prof. Israeli and Hadasit will no longer receive annual grants to purchase shares of Common Stock, and any outstanding and unvested grants made pursuant to the Agreement will cease to vest, and the grants shall be valid until and may be exercised only on or before October 25, 2014.

D.
On April 25, 2014, the Company entered into agreements with holders of warrants originally issued in the Company’s August 16, 2013 public offering (the “2013 Warrants”) to exchange outstanding 2013 Warrants entitling the holders to purchase an aggregate of 11,662,059 shares of Company common stock, $0.00005 par value for an aggregate of 5,831,031 unregistered shares of Common Stock. After the exchange, the 2013 Warrants were cancelled and of no further force and effect.

E.
On April 28, 2014, the Company announced that the US Food and Drug Administration (FDA) has approved commencement of its Phase II clinical trial with NurOwn™ in patients with Amyotrophic Lateral Sclerosis (ALS). The trial will be launched initially at the Massachusetts General Hospital (MGH) in Boston, MA and the University of Massachusetts Memorial (UMass) Hospital in Worcester, MA following Institutional Review Board (IRB) approvals.  Dana-Farber Cancer Institute's Connell O'Reilly Cell Manipulation Core Facility will manufacture the NurOwn™ cells for these two clinical sites. The trial will also be conducted at the Mayo Clinic in Rochester, Minnesota.

NOTE 12  -  SUBSEQUENT EVENTS

A.	Through January and February, 2014 the Company received approximately $380 from the Chief Scientist of the State of Israel for participation in research and development.

B.
In March 2014, the Company signed a definitive agreement with the Massachusetts General Hospital (MGH) in Boston, MA to conduct a Phase II clinical trial of NurOwn™ in amyotrophic lateral sclerosis (ALS), pending FDA approval.